BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Carrying Amount of the Group's Term Loan and Movements
Below is the movements of the Company’s borrowings during the years ended December 31, 2025 and 2024:

	As of December 31,
	2025	2024
As at January 1	22,931	—
Proceeds from borrowings	132,500	45,560
Debt assumed in a business combination (Note 5)	393	—
Repayment of debt assumed in a business combination	(393)	—
Issuance costs related to borrowings	(6,027)	(847)
Interest expense on borrowings(1) (Note 21)	8,246	1,260
Interest payment attributable to third party borrowings	(6,885)	(888)
Repayment of principal	(31,819)	(21,060)
Translation differences	(310)	(1,094)
As of December 31(2)	118,636	22,931
(1) Interest expense on borrowings is gross of the net interest income from the settlements of the derivative financial instrument used to hedge liabilities of $1,178 for the year ended December 31, 2025.
(2) As of December 31, 2025, borrowings of $63,663 and $54,973 relate to the Term Loan and Revolving Credit Facility, respectively. As of December 31, 2024, borrowings of $22,931 relate to the Term Loan only.